Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Basis of Preparation of the Financial Statements

a.	Basis of preparation of the financial statements

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The significant accounting policies described below have been applied consistently in relation to all the periods presented, unless otherwise stated.

The financial statements have been prepared under the historical cost convention except of severance pay obligation, net.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in note 3.

Actual results could differ from those estimates and assumptions.

Functional and Presentation Currency

b.	Functional and presentation currency:

1)	Functional and presentation currency

Items included in the financial statements of the Company are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The financial statements are presented in U.S. dollar ($), which is the Company’s functional and presentation currency.

2)	Transactions and balances

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

All foreign exchange gains and losses are presented in the statements of loss and comprehensive loss within financial income or expenses.

Cash and Cash Equivalents

c.	Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term bank deposits (with original maturities of three months or less) that are not restricted as to withdrawal or use, and are therefore considered to be cash equivalents.

Property and Equipment

d.	Property and equipment:

1)	All property and equipment (including leasehold improvements) are stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items.

Repairs and maintenance are charged to the income statement during the period in which they are incurred.

2)	The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives as follows:

%
Laboratory equipment	9-15
Computers	25-33
Office furniture and equipment	7

Leasehold improvements are depreciated using the straight-line method over the shorter of the term of the lease or the estimated useful life of the improvements.

3)	Gains and losses on disposals are determined by comparing proceeds with the associated carrying amount. These are included in the statements of loss and comprehensive loss.

Impairment of Non-Financial Assets

e.	Impairment of non-financial assets

Assets that are subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset fair value less costs to dispose and its value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).

For the years ended December 31, 2019, 2018 and 2017, no impairment has been recognized.

Financial Assets

f.	Financial assets:

As of January 1, 2018, the Company adopted IFRS 9 “Financial Instruments”.

1)	Classification

From January 1, 2018, the Company classifies its financial assets as measured at amortized cost. The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

Financial assets at amortized cost of the Company are included in trade receivables, other current assets and short term bank deposits in the Statements of Financial Position.

2)	Recognition and measurement

Regular way purchases and sales of financial assets are recognized on trade-date, the date on which the group commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and the Company has transferred substantially all the risks and rewards of ownership.

At initial recognition, the Company measures a financial asset at amortized cost at its fair value plus transaction costs that are directly attributable to the acquisition of the financial asset.

Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss and presented in the Statement of loss and comprehensive loss under “Financial Expenses (Income), net” together with foreign exchange gains and losses.

3)	Impairment

From January 1, 2018, the Company assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the Company applies the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Prior to the effective date and adoption of IFRS 9, the financial assets of the Company were classified as loans and receivables. The classification depended on the purpose for which the financial assets were acquired, also, prior to the adoption of IFRS 9, the Company assessed at December 31, 2017 whether there is any objective evidence that a financial asset or group of financial assets was impaired.

Financial Liabilities

g.	Financial liabilities:

Accounts payable

Accounts payable are initially measured at fair value. In subsequent periods, the other financial liabilities are presented at amortized cost. Any difference between the consideration and the redemption value is accreted to profit or loss over the term of the liability, using the effective interest method.

Financial liabilities are classified as current liabilities, unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period, in which case they are classified as noncurrent liabilities.

Share Capital
h.	Share capital
Ordinary Shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are included in equity as a deduction from the proceeds.
Deferred Income Tax

i.	Deferred income tax

Deferred taxes are recognized using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Due to absence of expectation of taxable income in the future, no deferred tax assets have been recorded in the Company’s financial statements.

Employee Benefits

j.	Employee benefits:

1)	Post employment benefit obligation

Israeli labor laws and the Company’s agreements require the Company to pay retirement benefits to employees terminated or leaving their employment in certain other circumstances. Most of the Company’s employees are covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law from the beginning of their employment with the Company.

With respect to the remaining employees, which are not covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law only from January 1, 2010, the Company records a liability in its statement of financial position for defined benefit plans that represents the present value of the defined benefit obligation as of the statement of financial position date, net of the fair value of plan assets.

The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of highly rated corporate bonds that are denominated in the currency in which the benefits will be paid (NIS) and that have terms to maturity approximating the terms of the related liability.

Remeasurement gains and losses arising from adjustments to reflect actual experience and changes in actuarial assumptions are charged or credited to equity in other comprehensive loss (income) in the period in which they arise.

2)	Vacation and recreation pay

Under Israeli law, each employee is entitled to vacation days and recreation pay, both computed on an annual basis. The entitlement is based on the length of the employment period. The Company recognizes a liability and an expense for vacation and recreation pay based on the entitlement of each employee.

Share-Based Payments

k.	Share-based payments

The Company operates a number of equity-settled, share-based compensation plans to employees (as defined in IFRS 2 “Share-Based Payments”), directors and service providers. As part of the plans, the Company grants employees, directors and service providers, from time to time and at its discretion, options and RSUs to purchase Company shares. The fair value of the employee and service provider services received in exchange for the grant of the options and RSUs are recognized as an expense in profit or loss and is recorded to Additional paid in capital within equity. The total amount recognized as an expense over the vesting period of the options (the period during which all vesting conditions are expected to be met) was determined as follows:

1)	Share based payments to employees and directors by reference to the fair value of the options and RSUs granted at date of grant.

2)	Share based payments to service providers by reference to the fair value of the service provided.

Service conditions and performance vesting conditions are included in assumptions about the number of options and RSUs that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

At the end of each reporting period, the Company revises its estimates of the number of options and RSUs that are expected to vest based on the vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to Additional paid in capital.

When options are exercised, the Company issues new shares, with proceeds less directly attributable transaction costs recognized as share capital (par value) and additional paid in capital.

Provisions

l.	Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources will be required to settle the obligation. Provisions are measured by discounting the future cash outflow at a pretax interest rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The carrying amount of the provision is adjusted in each reporting period in order to reflect the passage of time and the changes in the carrying amounts are carried to the statement of loss and comprehensive loss.

For the years ended December 31, 2019 and 2018, no provisions have been recognized.

Revenue from Contracts with Customers

m.	Revenue from contracts with customers

General

The Company recognized revenues from the License Agreement according to IFRS 15, “Revenues from Contracts with Customers.” Prior to the signing of the License Agreement, the Company did not have revenue.

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under each of its agreements, the Company performs the following steps:

1.	identify the contract with a customer;
2.	identify the performance obligations in the contract;
3.	determine the transaction price;
4.	allocate the transaction price to the performance obligations in the contract;
5.	recognize revenue when (or as) the entity satisfies a performance obligation.

Revenues from licensing agreement

According to IFRS 15, performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services. Goods and services that are not distinct are bundled with other goods or services in the contract until a bundle of goods or services that is distinct is created. A good or service promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

The Company has identified two performance obligations in The License Agreement: (1) Grant of the license and use of its IP; and (2) Company’s participation and consulting assistance services. In addition, there is a potential performance obligation regarding future manufacturing.

IFRS 15 defines the ‘Transaction Price’ as the amount of consideration to which the entity expects to be entitled in exchange for transferring the promised goods or services to a customer. The Company allocates the transaction price to each performance obligation identified based on the standalone selling prices of the goods or services being provided to the customer.

The Grant of the license and use of its IP performance obligation considered to be a right to use IP in accordance with IFRS 15. Therefore, revenue is recognized at a point in time, upon transfer of control over the license to the licensee.

The Company’s participation and consulting assistance services performance obligation is recognized as revenue over the service period, based on input method, which is costs incurred and labor hours expended.

Revenue from achieving additional milestones is recognized only when it is highly probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone.

The transaction price contains variable considerations contingent upon the licensee achieving certain milestones, as well as sales-based royalties, in accordance with the relevant agreement.

Variable payments, contingent on achieving additional milestones, are included in the transaction price based on most likely amount method. Amounts included in the transaction price are recognized only when it is highly probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone, in accordance with the relevant agreement.

Sales-based royalties are not included in the transaction price. Rather, they are recognized as the related sale occurs, due to the specific exception of IFRS 15 for sales-based royalties in licensing of intellectual properties.

Research and Development Expenses

n.	Research and development expenses

Research expenses are charged to profit or loss as incurred. An intangible asset arising from development of the Company’s products is recognized if all of the following conditions are met:

●	It is technically feasible to complete the intangible asset so that it will be available for use;

●	Management intends to complete the intangible asset and use it or sell it;

●	There is an ability to use or sell the intangible asset;

●	It can be demonstrated how the intangible asset will generate probable future economic benefits;

●	Adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available;

●	Costs associated with the intangible asset during development can be measured reliably.

Other development costs that do not meet the above criteria are recognized as expenses as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

As of December 31, 2019, the Company has not yet capitalized any development costs.

Government Grants

o.	Government grants

Government grants, which are received from the Israeli Innovation Authority or IIA (formerly known as the Israeli Office of Chief Scientist, or the “OCS”) by way of participation in research and development that is conducted by the Company, fall within the scope of “forgivable loans,” as set forth in International Accounting Standard 20 “Accounting for Government Grants and Disclosure of Government Assistance” (“IAS 20”).

As approved by the IIA, the grants are received in installments as the program progresses. The Company recognizes each forgivable loan on a systematic basis at the same time the Company records, as an expense, the related research and development costs for which the grant is received, provided that there is reasonable assurance that (a) the Company complies with the conditions attached to the grant, and (b) it is probable that the grant will be received (usually upon receipt of approval notice). The amount of the forgivable loan is recognized based on the participation rate approved by the IIA; thus, a forgivable loan is recognized as a receivable when approved research and development costs have been incurred before grant funds are received.

Since at the time of grant approval there is reasonable assurance that the Company will comply with the forgivable loan conditions attached to the grant, and it is reasonably assured that the Company will not pay royalties to IIA, grant income is recorded against the related research and development expenses in the statements of loss and comprehensive loss.

If forgivable loans are initially carried to income, as described above, and in subsequent periods it is no longer reasonably assured that royalties will not be paid to the IIA, the Company recognizes a liability that is measured based on the Company’s best estimate of the amount required to settle the Company’s obligation at the end of each reporting period.

Lease

p.	Lease

Commencing January 1, 2019, the Company accounts for leases in accordance with International Financial Reporting Standard No. 16 “Leases” (“IFRS 16”).

The Company’s leases include property and motor vehicle leases. At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company reassesses whether a contract is, or contains, a lease only if the terms and conditions of the contract are changed.

At the commencement date, the Company measures the lease liability at the present value of the lease payments that are not paid at that date, including, inter alia, the exercise price of a purchase option if the Company is reasonably certain to exercise that option.

Simultaneously, the Company recognizes a right-of-use asset in the amount of the lease liability and did not have an effect on accumulated deficits as of January 1, 2019.

Since the interest rate implicit in the lease cannot be readily determined, the Company uses its incremental borrowing rate. This rate is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment.

The lease term is the non-cancellable period for which the Company has the right to use an underlying asset, together with both, the periods covered by an option to extend the lease if the Company is reasonably certain to exercise that option and periods covered by an option to terminate the lease if the Company is reasonably certain not to exercise that option.

After the commencement date, the Company measures the right-of-use asset applying the cost model, less any accumulated depreciation and any accumulated impairment losses and adjusted for any remeasurement of the lease liability.

Assets are depreciated by the straight-line method over the estimated useful lives of the right of use assets or the lease period, which is shorter:

Years

Property	8
Motor vehicles	3

Interest on the lease liability is recognized in profit or loss in each period during the lease term in an amount that produces a constant periodic rate of interest on the remaining balance of the lease liability.

For information regarding the initial implementation of IFRS 16, effective January 1, 2019, see Note 7.

Measurement of lease liability as of January 1, 2019:

U.S. dollars in thousands
Operating lease commitments (undiscounted) disclosed as of December 31, 2018	$2,100
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	1,808
Add: finance lease liabilities recognized as of December 31, 2018	796
Add: adjustments as a result of a different treatment of extension and termination options	806
Lease liability recognized as of January 1, 2019	$3,410

Prior to the implementation of IFRS 16, leases were accounted for in accordance with IAS 17. Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the statements of loss and comprehensive loss on a straight-line basis over the period of the lease.

Leases of property and equipment where the Company, as lessee, has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the lease’s inception at the fair value of the leased property or, if lower, the present value of the minimum lease payments. The corresponding rental obligations, net of finance charges, are included in short-term lease liability and long-term lease liability. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The property and equipment acquired under finance leases is depreciated over the asset’s useful life or over the shorter of the asset’s useful life and the lease term if there is no reasonable certainty that the Company will obtain ownership at the end of the lease term.

Segment Reporting

q.	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments. The Company operates in one operating segment.

Loss Per Ordinary Share

r.	Loss per Ordinary Share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of Ordinary Shares issued and outstanding during the year.

The diluted loss per share is calculated by adjusting the weighted average number of outstanding Ordinary Shares, assuming conversion of all dilutive potential shares.

The Company’s dilutive potential shares consist of options and RSUs granted to employees and service providers and warrants.

The dilutive potential shares were not taken into account in computing loss per share in 2019, 2018, and 2017 as their effect would not have been dilutive.

Trade Receivables

s.	Trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. If collection of the amounts is expected in one year or less, they are classified as current assets. The Company’s impairment for trade and other receivables are outlined in note 2(f)(3).